Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Successor [Member]
Summary of reconciliation of the federal statutory rate
Benefit for income taxes at federal statutory rate	34.00%
State and local income taxes, net of federal benefit	7.80%
Differences attributable to change in state business apportionment	12.30%
Reorganization expenses	(6.00%)
Amortization of intangible assets	(6.20%)
Change in fair value of derivative liabilities
True-up	3.40%
Other	0.10%
Less valuation allowance	(45.40%)
Effective income tax rate	0.00%
Predecessor [Member]
Summary of reconciliation of the federal statutory rate
Benefit for income taxes at federal statutory rate		34.00%
State and local income taxes, net of federal benefit		5.70%
Differences attributable to change in state business apportionment		(7.60%)
Reorganization expenses
Amortization of intangible assets
Change in fair value of derivative liabilities		7.80%
True-up		2.30%
Other		(0.30%)
Less valuation allowance		(41.90%)
Effective income tax rate		0.00%